Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$ (65,379)	$ (89,152)	$ 15,344
Less: reclassification adjustment of realized capital gains and losses	(1,359)	12,710	(22,431)
Unrealized net capital gains and losses	(64,020)	(101,862)	37,775
Unrealized foreign currency translation adjustments	124	3,706	1,751
Other comprehensive (loss) income	(63,896)	(98,156)	39,526
Tax
Unrealized net holding gains and losses arising during the period, net of related offsets	13,730	31,203	(5,370)
Less: reclassification adjustment of realized capital gains and losses	285	(4,449)	7,851
Unrealized net capital gains and losses	13,445	35,652	(13,221)
Unrealized foreign currency translation adjustments	(26)	(1,297)	(613)
Other comprehensive (loss) income	13,419	34,355	(13,834)
After-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(51,649)	(57,949)	9,974
Less: reclassification adjustment of realized capital gains and losses	(1,074)	8,261	(14,580)
Unrealized net capital gains and losses	(50,575)	(66,210)	24,554
Unrealized foreign currency translation adjustments	98	2,409	1,138
Other comprehensive (loss) income	$ (50,477)	$ (63,801)	$ 25,692